PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
PROPERTY AND EQUIPMENT

NOTE 5: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2022 and March 31, 2022:

	December 31, 2022	March 31, 2022
	(unaudited)
Land	$140,000	$140,000
Buildings (39 years)	236,000	236,000
Machinery and equipment (3 to 10 years)	2,962,259	278,116
Total property and equipment	3,338,259	654,116
Accumulated depreciation and impairment	(181,267)	(57,652)
Property and equipment, net	$3,156,992	$596,464

As of December 31, 2022, the Company performed an evaluation of the recoverability of these long-lived assets.

Depreciation expense for the nine months ended December 31, 2022 and 2021 was $123,615 and $24,754, respectively. Depreciation does not include items in fixed assets that are not in service. The Company purchased two additional drilling rigs during the quarter-ended December 31, 2022 which resulted in the majority of the increase in machinery and equipment.

White River Holdings Corp [Member]
PROPERTY AND EQUIPMENT

NOTE 5: PROPERTY AND EQUIPMENT AND GOODWILL

Property and equipment consisted of the following as of March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021

Land	$140,000	$140,000
Buildings	236,000	236,000
Machinery and equipment	278,116	261,116
Total property and equipment	654,116	637,116
Accumulated depreciation and impairment	(57,652)	(24,214)
Property and equipment, net	$596,464	$612,902

As of March 31, 2022 and 2021, the Company performed an evaluation of the recoverability of these long-lived assets. The analysis resulted in no impairment as of related to these assets.

The Company in April 2021 traded in a truck with a value of $5,447 for a new truck with a value of $2,532 and received cash of $2,500 in the exchange. Depreciation expense for the years ended March 31, 2022 and 2021 was $33,438 and $24,214, respectively.

Ecoark recorded a total of $2,100,374 of goodwill in connection with the purchase of White River Holdings. The Company assessed the criteria for impairment, and there were no indicators of impairment present as of March 31, 2022, and therefore no impairment is necessary.